Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Number of Shares	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2022	$ 194,313	$ (50,000)	$ 46,231,302	$ 223,500	$ 251,036	$ 1,112,494	$ (28,769,014)	$ (61,329)	$ 19,132,302
Balance (in Shares) at Dec. 31, 2022	1,618,977
Currency translation adjustments						169,410			169,410
Cancellation of shares (Note 18)	$ (29,441)		(4,880,223)						(4,909,664)
Cancellation of shares (Note 18) (in Shares)	(245,339)
Issuance of ordinary shares through CMPOs (Note 18)	$ 593,542		20,273,844						20,867,386
Issuance of ordinary shares through CMPOs (Note 18) (in Shares)	4,946,184
Issuance of ordinary shares through exercise of warrants (Note 18)	$ 15,468		491,224						506,692
Issuance of ordinary shares through exercise of warrants (Note 18) (in Shares)	128,901
Issuance of ordinary shares for acquisition of assets (Note 18)	$ 31,500		1,816,500						1,848,000
Issuance of ordinary shares for acquisition of assets (Note 18) (in Shares)	262,500
Issuance of ordinary shares for a convertible note conversion (Note 18)	$ 20,640		1,217,760						1,238,400
Issuance of ordinary shares for a convertible note conversion (Note 18) (in Shares)	172,000
Net loss for the period							(13,819,219)	(30,214)	(13,849,433)
Balance at Jun. 30, 2023	$ 826,022	(50,000)	65,150,407	223,500	251,036	1,281,904	(42,588,233)	(91,543)	25,003,093
Balance (in Shares) at Jun. 30, 2023	6,883,223
Balance at Dec. 31, 2023	$ 1,179,680	(50,000)	80,983,164	223,500	251,036	985,120	(58,340,675)	(79,050)	$ 25,152,775
Balance (in Shares) at Dec. 31, 2023	9,830,373								9,830,373
Currency translation adjustments						(775,698)			$ (775,698)
Disposal of a subsidiary (Note 18)	$ (131)		(2,651)					(974)	(3,756)
Disposal of a subsidiary (Note 18) (in Shares)	(1,091)
Issuance of ordinary shares for stock-based compensation (Note 18)	$ 48,960		1,031,394						1,080,354
Issuance of ordinary shares for stock-based compensation (Note 18) (in Shares)	408,000
Net loss for the period							(1,847,594)	9,167	(1,838,427)
Balance at Jun. 30, 2024	$ 1,228,509	$ (50,000)	$ 82,011,907	$ 223,500	$ 251,036	$ 209,422	$ (60,188,269)	$ (70,857)	$ 23,615,248
Balance (in Shares) at Jun. 30, 2024	10,237,282								10,237,282